Income Taxes (Reconciliation of The Provision For Income Taxes) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Provision For Income Taxes Reconciliation [Line Items]
Statutory tax rate	34.00%	34.00%
Derivative instruments	11.80%	(94.80%)
Oil and gas costs and long-lived assets	(6.30%)	30.70%
Non-deductible expenses	(5.80%)	14.90%
Change in valuation allowance	(33.70%)	15.20%
Effective tax rate	0.00%	0.00%